Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2013
Revenue Recognition [Abstract]
Movements of Deferred Government Grants

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Balance at beginning of the year	5,400	5,819	18,793	3,105
Additions	1,000	15,850	2,950	487
Recognized in income as a reduction of depreciation expense	(581)	(2,876)	(3,697)	(611)

Balance at end of the year	5,819	18,793	18,046	2,981